Share-based Payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	10,000,000	9,193,000
Number of options granted	3,440,000	3,856,000
Number of options, Exercised during the period	(1,639,000)	(1,590,000)
Number of options, Forfeited during the period	(1,910,000)	(1,459,000)
Number of options, Outstanding at end of year	9,891,000	10,000,000
Number of options, Exercisable at end of year	611,000	690,000
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	274,000	318,000
Number of options granted	81,000	109,000
Number of options, Exercised during the period	(48,000)	(63,000)
Number of options, Forfeited during the period	(64,000)	(90,000)
Number of options, Outstanding at end of year	243,000	274,000
Number of options, Exercisable at end of year	29,000	27,000